INTERIM FINANCIAL DATA	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
INTERIM FINANCIAL DATA
INTERIM FINANCIAL DATA
The unaudited condensed interim financial statements of Ship Finance International Limited (“Ship Finance” or the “Company”) have been prepared on the same basis as the Company’s audited financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary in order to make the interim financial statements not misleading, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The accompanying condensed interim unaudited financial statements should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2012. The results of operations for the interim period ended June 30, 2013 are not necessarily indicative of the results for the entire year ending December 31, 2013.
Basis of accounting
The condensed consolidated financial statements are prepared in accordance with US GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated on consolidation.
Consolidation of variable interest entities
A variable interest entity is defined in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810 “Consolidation” (“ASC 810”) as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.
ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.
We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.
Investments in associated companies
Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as “Investment in associated companies” and its share of the investees’ earnings or losses in the consolidated statements of operations as “Equity in earnings of associated companies”.
Use of accounting estimates
The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues and profit sharing arrangements.

Each charter agreement is evaluated and classified as an operating or a capital lease. Rental receipts from operating leases are recognized in income over the period to which the receipt relates.
Rental payments from capital leases, which are either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.
Any contingent elements of rental income, such as profit share or interest rate adjustments, are recognized when the contingent conditions have materialized.
Available for sale securities
Available for sale securities held by the Company consist of corporate bonds, which earn interest income. Any premium paid on acquisition is amortized over the life of the bond. Available for sale securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income.
Vessels and equipment (including operating lease assets)
Vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years. These are common life expectancies applied in the shipping and offshore industries.
Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate.
This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading “gain on sale of assets and termination of charters”.
Newbuildings
The carrying value of vessels under construction (“newbuildings”) represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase instalments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.
Investment in Capital Leases
Leases (charters) of our vessels where we are the lessor are classified as either capital leases or operating leases, based on an assessment of the terms of the lease. For charters classified as capital leases, the minimum lease payments (reduced in the case of time chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.
For capital leases that are direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between “lease interest income” and “repayment of investment in lease” in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as “lease service revenue”.

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the present value of its components, that is, the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.
If at any time the Company and its customer agree to change the provisions of a leasing arrangement, other than by renewing the lease or extending its term, in a manner that would have resulted in a different classification of the lease under the FASB ASC Topic 840 “Leases” (“ASC 840”) had such changed terms been in effect at lease inception, the revised agreement shall be considered as a new agreement over its term, and the new agreement would be assessed under ASC 840 to determine whether it is to be classified as either a capital lease or an operating lease.
If the provisions of a capital lease (sales-type or direct financing) are changed in a way that does not constitute a new agreement as described above, but changes the amount of the remaining minimum lease payments, the balance of the minimum lease payments receivable and the estimated residual value (if affected) will be adjusted to reflect the change and the net adjustment will be charged or credited to unearned income.
Where a capital lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.
This accounting policy for investments in capital leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

Other Long-Term Investments

Other long-term investments are measured at fair value using the best available value indicators. The Company currently has two long-term investments.

One long-term investment consists of shares in a container vessel owner/operator which are not publicly traded, and the best estimate available for the valuation of this investment is the cost basis. When using this basis of valuation, the Company carries out regular reviews for possible impairment adjustments. Following such a review, an impairment adjustment was made to the carrying value of this asset in the first quarter of 2012, which is reported in the Consolidated Statements of Operations under "Long-term investment impairment charge".

The other long-term investment consists of warrants to purchase shares in a U.S. company, which were received in 2012, together with other assets, as part of the consideration for the Company agreeing to terminate certain long-term charter agreements. Although shares in the U.S. company are traded on the over-the-counter market, the warrants are not listed. The Company considers that the best method of establishing the fair value of the warrants is to calculate their value in relation to the current market price of the underlying shares, taking into account the terms, restrictions and other features of the warrants, the fundamental financial and other characteristics of the issuing company, trading characteristics of the issuing company's shares, and actual sale transactions of comparable securities completed in secondary markets. The Company carries out regular reviews of the value of this investment, and adjusts the carrying value accordingly. If it is considered that the initial value of the warrants may not be recoverable, the Company records an impairment adjustment in the Consolidated Statements of Operations. Other changes in their value, which the Company believes to be temporary, are recorded as a separate component of other comprehensive income. In the second quarter of 2012, the Company concluded that the initial value of the warrants may not be recoverable and recorded an impairment charge, which was reported in the Consolidated Statement of Operations under "Long-term investment impairment charge".
Deemed Equity Contributions
The Company has accounted for the acquisition of vessels from Frontline Ltd, ("Frontline") at Frontline’s historical carrying value. The difference between the historical carrying value and the net investment in the lease has been recorded as a deferred deemed equity contribution. This deferred deemed equity contribution is presented as a reduction in the net investment in direct financing leases in the balance sheet. This results from the related party nature of both the transfer of the vessel and the subsequent direct financing lease. The deferred deemed equity contribution is amortized as a credit to contributed surplus over the life of the new lease arrangement, as lease payments are applied to the principal balance of the lease receivable.
Impairment of long-lived assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. The Company carried out a review of the carrying value of its vessels, drilling rig and long-term investments at June 30, 2013, and concluded that none of the Company’s asset values were impaired at that date.
The review of the carrying value of long-lived assets as at December 31, 2012 indicated that none of the Company’s asset values were impaired at that date.

Derivatives
Interest rate and currency swaps
The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal.
The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal. The Company also enters into a combination of interest and currency swaps (“cross currency interest rate swaps”). The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities, and for certain of the Company’s swaps, the changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under FASB ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Convertible bonds

As required by FASB ASC Topic 470 "Debt with conversion and other options", the Company accounts for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component. Accordingly, the Company determines the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to split the bond into the liability and equity components.
Drydocking provisions
Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the “expense as incurred” method.
New Accounting Pronouncements
No new accounting pronouncements issued or effective during the interim period ended June 30, 2013 have had or are expected to have a material impact on the consolidated financial statements.